Expense Example, No Redemption - 1290 Retirement 2060 Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 638
Expense Example, No Redemption, 3 Years	1,563
Expense Example, No Redemption, 5 Years	2,495
Expense Example, No Redemption, 10 Years	4,848
Class T
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	341
Expense Example, No Redemption, 3 Years	1,295
Expense Example, No Redemption, 5 Years	2,256
Expense Example, No Redemption, 10 Years	4,685
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	999
Expense Example, No Redemption, 5 Years	1,941
Expense Example, No Redemption, 10 Years	4,343
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	118
Expense Example, No Redemption, 3 Years	1,145
Expense Example, No Redemption, 5 Years	2,173
Expense Example, No Redemption, 10 Years	$ 4,747